Related Party Transactions and Balances (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2023 USD ($)
Related Party Transactions and Balances [Line Items]
Cash paid	$ 531			$ 684
Loans aggregate principal amount	18,891	$ 22,884
Mr. Yew Jin Sng and Mr. Hansel Loo [Member]
Related Party Transactions and Balances [Line Items]
Sureties for indemnities amount	6,203		$ 8,359
Mr. Jin Ngee Vernon Kwek [Member]
Related Party Transactions and Balances [Line Items]
Sureties for indemnities amount	$ 4,545		$ 6,031